Power Income Fund			Power Dividend Index Fund
Class	A:	PWRAX	Class	A:	PWDAX
Class	C:	PWRCX	Class	C:	PWDCX
Class	I:	PWRIX	Class	I:	PWDIX
Power Momentum Index Fund			Power Global Tactical Allocation/JAForlines Fund
Class	A:	MOJAX
Class	C:	MOJCX	Class	A:	GTAAX
Class	I:	MOJOX	Class	C:	GLACX
			Class	I:	GTAIX
Power Floating Rate Index Fund			Power Dividend Mid-Cap Index Fund
Class	A:	FLOAX	Class	A:	DMCAX
Class	C:	FLOCX	Class	C:	DMCCX
Class	I:	FLOTX	Class	I:	DMCIX

Each a Series of Northern Lights Funds Trust

Supplement dated January 17, 2020 to the Prospectus dated October 28, 2019

______________________________________________________________________

Effective December 31, 2019, Robert Shea no longer serves as a Portfolio Manager of the Power Income Fund, Power Dividend Index Fund, Power Momentum Index Fund, Power Global Tactical Allocation/JAForlines Fund, Power Floating Rate Index Fund and Power Dividend Mid-Cap Index Fund (the "Funds"). Therefore, all references to Robert Shea are deleted from the Prospectus and SAI as of that date.

Effective December 9, 2019, Nicholas A. Lobley of W.E. Donoghue & Co., LLC has been added as a portfolio manager of the Funds. John A. Forlines, of W.E. Donoghue & Co., LLC, together with Jeffrey R. Thompson, Richard E. Molari and Nicholas A. Lobley are primarily responsible for the day-to-day management of the Fund. The investment objective, principal investment strategies and principal risks of the Fund have not changed.

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The following replaces the information in the section titled “Fund Summary-Power Income Fund” on page 5 of the Prospectus.

Investment Adviser: W.E. Donoghue & Co., LLC is the Fund’s investment adviser.

Portfolio Managers: John A. Forlines, CIO of the adviser, Jeffrey R. Thompson, CEO of the adviser, Richard E. Molari, COO of the adviser and Nicholas A. Lobley, Portfolio Manager of the adviser each serve the Fund as a Portfolio Co-Manager. Mr. Thompson hasserved the Fund as a Portfolio Co-Manager since it commenced operations in 2010. Mr. Molari has served the Fund as a Portfolio Co-Manager since October 2016. Mr. Forlines has served the Fund as Portfolio Co-Manager since October 2018. Mr. Lobley served the Fund as Portfolio Co-Manager since December 2019. Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund.

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The following replaces the information in the section titled “Fund Summary- Power Dividend Index Fund” on page 10 of the Prospectus.

Investment Adviser: W.E. Donoghue & Co., LLC is the Fund’s investment adviser.

Portfolio Managers: John A. Forlines, CIO of the adviser, Jeffrey R. Thompson, CEO of the adviser, Richard E. Molari, COO of the adviser and Nicholas A. Lobley, Portfolio Manager of the adviser each serve the Fund as a Portfolio Co--Manager. Mr. Thompson has served the Fund as a Portfolio Co-Manager since it commenced operations in 2013. Mr. Molari has served the Fund as a Portfolio Co-Manager since October 2016. Mr. Forlines has served the Fund as Portfolio Co-Managers since October 2018. Mr. Lobley has served as Portfolio Co-Manager since December 2019. Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund.

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The following replaces the information in the section titled “Fund Summary- Power Momentum Index Fund” on page 14 of the Prospectus.

Investment Adviser: W.E. Donoghue & Co., LLC is the Fund’s investment adviser.

Portfolio Managers: John A. Forlines, CIO of the adviser, Jeffrey R. Thompson, CEO of the adviser, Richard E. Molari, COO of the adviser and Nicholas A. Lobley, Portfolio Manager of the adviser each serve the Fund as a Portfolio Co-Manager. Mr. Molari and Mr. Thompson each have served the Fund as a Portfolio Co-Manager since it commenced operations in 2016. Mr. Forlines has served the Fund as Portfolio Co-Manager since October 2018. Mr. Lobley has served the Fund as Portfolio Co-Managers since December 2019. Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund.

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The following replaces the information in the section titled “Fund Summary- Power Global Tactical Allocation/JAForlines Fund” on page 18 of the Prospectus.

Investment Adviser: W.E. Donoghue & Co., LLC is the Fund’s investment adviser.

Portfolio Managers: John A. Forlines, CIO of the adviser, Jeffrey R. Thompson, CEO of the adviser, Richard E. Molari, COO of the adviser and Nicholas A. Lobley, Portfolio Manager of the adviser each serve the Fund as a Portfolio Co-Manager. Mr. Thompson and Mr. Molari, each have served the Fund as a Portfolio Co-Manager since it commenced operations in April 2018. Mr. Forlines has served the Fund as Portfolio Co-Manager since October 2018. Mr. Lobley has served the Fund as Portfolio Co-Managers since December 2019. Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund.

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The following replaces the information in the section titled “Fund Summary- Power Floating Rate Index Fund” on page 22 of the Prospectus.

Investment Adviser: W.E. Donoghue & Co., LLC is the Fund’s investment adviser.

Portfolio Managers: John A. Forlines, CIO of the adviser, Jeffrey R. Thompson, CEO of the adviser, Richard E. Molari, COO of the adviser and Nicholas A. Lobley, Portfolio Manager of the adviser each serve the Fund as a Portfolio Co-Manager. Mr. Molari and Mr. Thompson each have served the Fund as a Portfolio Co-Manager since it commenced operations in 2017. Mr. Forlines has served the Fund as Portfolio Co-Manager since October 2018. Mr. Lobley has served the Fund as Portfolio Co-Managers since December 2019. Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund.

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The following replaces the information in the section titled “Fund Summary- Power Dividend Mid-Cap Index Fund” on page 25 of the Prospectus.

Investment Adviser: W.E. Donoghue & Co., LLC is the Fund’s investment adviser.

Portfolio Managers: John A. Forlines, CIO of the adviser, Jeffrey R. Thompson, CEO of the adviser, Richard E. Molari, COO of the adviser and Nicholas A. Lobley, Portfolio Manager of the adviser each serve the Fund as a Portfolio Co-Manager. Mr. Molari and Mr. Thompson each have served the Fund as a Portfolio Co-Manager since it commenced operations in 2017. Mr. Forlines has served the Fund as Portfolio Co-Manager since October 2018. Mr. Lobley has served the Fund as Portfolio Co-Managers since December 2019. Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Fund.

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The following information has been added as the second to the last paragraph in the section titled “Portfolio Managers” on page 35 of the Prospectus.

Portfolio Managers:

Nicholas A. Lobley – Portfolio Manager

Mr. Lobley was promoted to Portfolio Manager of W.E. Donoghue & Co., LLC in 2019. Mr. Lobley was previously promoted to Senior Research Analyst in 2018 after joining the firm as Analyst in 2018. Prior to joining the adviser, Mr. Lobley was an Analyst with JAForlines Global, an independent investment adviser, since 2017. From 2016 to 2017, Mr. Lobley was an Associate with Paley Advisors, LLC. Mr. Lobley holds a Bachelor of Arts in Economics from Oberlin College.

The information in this supplement contains new and additional information beyond that in the Prospectus and Statement of Additional Information (“SAI”), dated October 28, 2019. This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.

Power Income Fund			Power Dividend Index Fund
Class	A:	PWRAX	Class	A:	PWDAX
Class	C:	PWRCX	Class	C:	PWDCX
Class	I:	PWRIX	Class	I:	PWDIX
Power Momentum Index Fund			Power Global Tactical Allocation/JAForlines Fund
Class	A:	MOJAX
Class	C:	MOJCX	Class	A:	GTAAX
Class	I:	MOJOX	Class	C:	GLACX
			Class	I:	GTAIX
Power Floating Rate Index Fund			Power Dividend Mid-Cap Index Fund
Class	A:	FLOAX	Class	A:	DMCAX
Class	C:	FLOCX	Class	C:	DMCCX
Class	I:	FLOTX	Class	I:	DMCIX

Each a Series of Northern Lights Funds Trust

Supplement dated January 17, 2020 to the Statement of Additional Information (“SAI”)

Dated October 28, 2019

______________________________________________________________________

Effective December 31, 2019, Robert Shea no longer serves as a Portfolio Manager of the Power Income Fund, Power Dividend Index Fund, Power Momentum Index Fund, Power Global Tactical Allocation/JAForlines Fund, Power Floating Rate Index Fund and Power Dividend Mid-Cap Index Fund (the "Funds"). Therefore, all references to Robert Shea are deleted from the Prospectus and SAI as of that date.

Effective December 9, 2019, Nicholas A. Lobley of W.E. Donoghue & Co., LLC has been added as a portfolio manager of the Funds. John A. Forlines, of W.E. Donoghue & Co., LLC, together with Jeffrey R. Thompson, Richard E. Molari, and Nicholas A. Lobley are primarily responsible for the day-to-day management of the Fund. The investment objective, principal investment strategies and principal risks of the Fund have not changed.

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The following replaces the information in the section titled “Portfolio Managers” on page 52 of the SAI:

Total Other Accounts Managed

Portfolio Manager	Registered Investment Company Accounts	Assets Managed	Pooled Investment Vehicle Accounts	Assets Managed	Other Accounts	Assets Managed
Jeffery R. Thompson	9	$702 Million	None	None	Unknown	$1,903 Million
Richard E. Molari	9	$702 Million	None	None	Unknown	$1,903 Million
John A. Forlines	9	$702 Million	None	None	Unknown	$1,903 Million
Nicholas A. Lobley	9	$702 Million	None	None	Unknown	$1,903 Million

Other Accounts Managed Subject to Performance-Based Fees

Portfolio Manager	Registered Investment Company Accounts	Assets Managed	Pooled Investment Vehicle Accounts	Assets Managed	Other Accounts	Assets Managed
Jeffery R. Thompson	None	None	None	None	None	None
Richard E. Molari	None	None	None	None	None	None
John A. Forlines	None	None	None	None	None	None
Nicholas A. Lobley	None	None	None	None	None	None

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The following replaces the information in the section titled “Portfolio Managers, Ownership” on page 53 of the SAI:

Name of Portfolio Manger	Dollar Range of Equity Securities in the Power Income Fund	Dollar Range of Equity Securities in the Power Dividend Index Fund	Dollar Range of Equity Securities in the Power Momentum Fund	Dollar Range of Equity Securities in the Power Global Tactical Allocation/JAForlines Fund
Jeffery R. Thompson	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000	Over $100,000
Richard E. Molari	None	None	None	None
John A. Forlines	None	None	None	None
Nicholas A. Lobley	None	None	None	None

Name of Portfolio Manger	Dollar Range of Equity Securities in the Power Floating Rate Index Fund	Dollar Range of Equity Securities in the Power Dividend Mid-Cap Index Fund
Jeffery R. Thompson	Over $100,000	Over $100,000
Richard E. Molari	None	None
John A. Forlines	None	None
Nicholas A. Lobley	None	None

_________________________________

The information in this supplement contains new and additional information beyond that in the Prospectus, and Statement of Additional Information (“SAI”), October 28, 2019. This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.